General and administrative expenses	12 Months Ended
Dec. 31, 2023
General and administrative expenses
General and administrative expenses
21	General and administrative expenses

	2023	2022	2021
	US $ in millions

Salaries and related expenses	185.5	238.8	193.0
Office equipment and maintenance	25.2	22.1	15.1
Depreciation and amortization	22.0	26.0	22.9
Consulting and legal fees	19.8	22.4	19.9
Travel and vehicle expenses	3.8	5.7	2.0
Other	24.4	23.3	14.8
	280.7	338.3	267.7